Income taxes - Schedule of components of income tax benefit expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
US Federal
US State	48	(789)	(254)
Foreign
Total current benefit (expense)	48	(789)	(254)
Deferred:
US Federal	5,045	12,538
US State
Foreign
Total deferred benefit	5,045	12,538
Total income tax benefit (expense)	$ 5,093	$ 11,749	$ (254)